Business Combination - Summary of Measurement of Assets Acquired and Liability Assumed (Detail) (Estimated Fair Value at Acquisition Date [Member], USD $) In Thousands, unless otherwise specified	Dec. 04, 2012
Estimated Fair Value at Acquisition Date [Member]
Assets
Residential real estate	$ 327,620
Commercial real estate	15,179
Receivables	23,241
Other assets	14,842
Total assets acquired	380,882
Liabilities
Cost to complete obligations	(118,388)
Accounts payable and other	(4,664)
Total liabilities assumed	(123,052)
Net assets acquired	257,830
Consideration	257,830
Goodwill / bargain purchase